CAPITAL MANAGEMENT AND FINANCIAL RISK (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Management Details Abstract
Cash and cash equivalents	$ 8,190	$ 23,207	$ 3,636
Current investments	0	0	$ 37,807
Investments-non current	12,104	2,255
Debt obligations-current (note 16)	(470)	0
Net cash and investments	$ 19,824	$ 25,462